Summary Prospectus
May 1, 2019
Hartford Capital Appreciation HLS Fund*
* The Fund is closed to certain qualified pension and retirement plans. For more information, please see the section entitled "Further Information on the Funds - Purchase and Redemption of Fund Shares" in the Fund's statutory prospectus.
Class IA	Class IB	Class IC
HIACX	HIBCX	HCPCX
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund, including the Fund’s daily net asset value, online at www.hartfordfunds.com/hls. You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com. The Fund’s prospectus and statement of additional information dated May 1, 2019, each as may be amended, supplemented or restated, are incorporated by reference into this summary prospectus. The Fund’s statement of additional information may be obtained, free of charge, in the same manner as the Fund’s prospectus. This summary prospectus should be read together with your variable contract prospectus (or other disclosure document) or plan documents.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable insurance contract, retirement plan or pension plan or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or your insurance company. Your election to receive reports in paper will apply to all Hartford Funds available under your contract or plan and may apply to all funds held with your financial intermediary. If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.
Investment Objective. The Fund seeks growth of capital.
Your Expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Share Classes	IA	IB	IC
Management fees	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	None	0.25%	0.25%
Total other expenses	0.03%	0.03%	0.28%
Administrative services fee	None	None	0.25%
Other expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.67%	0.92%	1.17%
Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
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Your investment has a 5% return each year

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The Fund’s operating expenses remain the same

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You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expenses (with or without redemption)	Year 1	Year 3	Year 5	Year 10
IA	$68	$214	$373	$835
IB	$94	$293	$509	$1,131
IC	$119	$372	$644	$1,420
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategy. The Fund normally invests at least 65% of its net assets in common stocks of small, medium and large companies. The Fund may also invest up to 25% of its net assets in equity securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund seeks its investment objective by employing a multiple portfolio manager structure, which means the Fund has several components that are managed separately using different investment styles. Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, does not allocate a set percentage to any of these sleeves but instead seeks a flexible and diversified Fund profile. Together the investment strategies represent a wide range of investment philosophies, companies, industries and market capitalizations. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. The Fund may trade securities actively.
PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.
Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.
Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.
Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.
Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.
Asset Allocation Risk −The risk that if the Fund’s strategy for allocating assets among different portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.
Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.
Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.
Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Active Trading Risk −Active trading could increase the Fund’s transaction costs (thus adversely affecting performance).
Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.
Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs.
The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.
PAST PERFORMANCE. The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:
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Assume reinvestment of all dividends and distributions

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Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:
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Shows how the Fund’s total return has varied from year to year

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Shows the returns of Class IA shares. Returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year
Highest/Lowest quarterly results during the periods shown in the bar chart were:
Highest 24.53% (2nd quarter, 2009) Lowest -20.59% (3rd quarter, 2011)
Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of two broad-based market indices. Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. For more information regarding returns see “Performance Notes” in the Fund’s statutory prospectus.
Average annual total returns for periods ending December 31, 2018
Share Classes	1 Year	5 Years	10 Years
Class IA	-6.96%	5.39%	12.39%
Class IB	-7.18%	5.12%	12.11%
Class IC	-7.41%	4.86%	11.83%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-5.24%	7.91%	13.18%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%
Management. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management. The Fund employs a multiple portfolio manager structure. The portfolio managers with the most significant responsibilities are set forth below:
Portfolio Manager	Title	Involved with Fund Since
Gregg R. Thomas, CFA	Senior Managing Director and Director, Investment Strategy	2013
Thomas S. Simon, CFA, FRM	Senior Managing Director and Portfolio Manager	2016
PURCHASE AND SALE OF FUND SHARES. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable variable contract or plan through which you invest. The Fund is closed to certain qualified pension and retirement plans. For more information, please see the section entitled "Further Information on the Funds - Purchase and Redemption of Fund Shares" in the Fund's statutory prospectus.
TAX INFORMATION. Under current law, owners of variable contracts and qualified pension or retirement plan participants that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the variable contract or pension or retirement plan. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. The Fund is generally only available as an underlying investment for certain variable contracts and qualified pension or retirement plans. The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company, plan sponsor or other financial intermediary to include the Fund as an investment option or to recommend the Fund over another investment option. Ask your financial advisor or visit the website of the insurance company or the financial intermediary for more information.
4May 1, 2019 HLSSUM-CA_050119